Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000014470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Investor Class/OCMGX)
Average Annual Return, Percent	113.03%	19.85%	22.04%
C000101831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Atlas Class/OCMAX)
Average Annual Return, Percent	124.28%	21.61%	23.45%
Without Sales Load [Member] | C000014470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Investor Class/OCMGX)—excluding sales load
Average Annual Return, Percent	123.09%	20.96%	22.60%
Philadelphia Gold And Silver Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Philadelphia Gold & Silver Index
Average Annual Return, Percent	124.59%	22.70%	23.76%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%